Inventories, net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories, net

Inventories consist of the following:

	As of December 31,
	2024	2025
	(in thousands)
Finished goods	2,346	62,254
Work in process	127,681	120,190
Raw materials	29,834	26,684
Inventories	159,861	209,128
Less: inventory provision	(61,247)	(156,977)
Total	98,614	52,151